Submission	Aug. 25, 2026
Submission [Line Items]
Central Index Key	0001989393
Registrant Name	PARTNERS GROUP NEXT GENERATION INFRASTRUCTURE, LLC
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A